                                 SMITH BARNEY
                               MONEY FUNDS, INC.

                      ANNUAL REPORT  |  DECEMBER 31, 2001

                         [LOGO] SMITH BARNEY MUTUAL FUNDS
                  Your Serious Money. Professionally Managed /SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

Dear Shareholder:
We are pleased to provide the annual report for the Smith Barney Money Funds, Inc. ("Fund") for the year ended December 31, 2001. In this report, we summarize the period's prevailing economic and market conditions and outline the Fund's investment strategy. We hope that you find this report to be useful and informative.

[PHOTO]

HEATH B. MCLENDON
Chairman


[PHOTO]


MARTIN R. HANLEY
Vice President




[PHOTO]


KEVIN KENNEDY
Vice President



Since the 1970s, millions of investors worldwide have made money market mutual funds a key part of their investment portfolios. The Fund seeks to maximize current income and preserve capital. While all investments involve some degree of risk, money market funds generally have lower risks when compared to stock and bond funds.

The Fund provides investors with the convenience of liquidity. In addition, dividends are declared daily and accrue monthly. Yields from a money fund may be higher than yields for savings accounts offered at popular commercial banks. In fact, in recent years money funds have provided some investors with a higher yield than most popular banks and savings accounts, as well as loan money market accounts. (Of course, interest rates are subject to change and there are no guarantees that money market yields will remain competitive versus other types of accounts.)

Please note that CDs/1/ are insured by the Federal Deposit Insurance Corporation ("FDIC"). However, your investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While not insured by the U.S. government, money market funds may be suitable for conservative investors. The short-term nature of money market invest-

--------
1 A CD is a debt instrument issued by a bank that usually pays an interest rate set by competitive forces in the marketplace. CDs are insured up to $100,000 under the Federal Deposit Insurance Corporation (FDIC).


     1 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders ments makes money market funds typically less volatile than most other types of mutual funds.

Performance Summary
The chart below shows the yields for the seven-day period ended December 31, 2001 for the Cash, Government and Retirement Portfolios ("Portfolio(s)") that make up the Fund.

               Smith Barney Money Funds' Yields (Class A Shares)

            Portfolio  Seven-Day Yield Seven-Day Effective Yield/2/
            ---------  --------------- ---------------------------
            Cash            1.53%                 1.54%

            Government      1.51                  1.52

            Retirement      1.34                  1.35

Investment Objectives
Each Portfolio seeks maximum current income consistent with the preservation of capital.

Government Portfolio
The Government Portfolio invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Cash and Retirement Portfolios
The Cash and Retirement Portfolios invest in high-quality, U.S. dollar denominated short-term debt securities. Investments may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. Each Portfolio will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Both the Cash Portfolio and the Retirement Portfolio may invest in all types of money market securities including commercial paper, certificates of deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase

--------
/2/ The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


     2 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders agreements and other short-term debt securities. The Portfolios limit foreign investments to issues located in major industrialized countries.

Market Review and Outlook
The U.S. Federal Reserve Board ("Fed") was extremely active in 2001. The
Federal Open Market Committee ("FOMC")/3/ lowered the federal funds rate ("fed funds rate")/4/ 11 times, from 6.50% to 1.75% by the end of the year. The Fed's early aggressiveness provided some hope that the economy would narrowly escape recession. Despite the Fed's actions, several negative economic signs, including an ailing manufacturing sector and deteriorating consumer confidence, indicated a recession might be unavoidable. By the middle of the year, corporations were tightening their belts and cutting expenses as profits fell. Global weakness further dampened demand for U.S. goods and services. We believe the only reason domestic growth remained in positive territory through the middle of the year was that consumers continued to spend. The housing sector also remained strong, as low mortgage rates spurred more sales and refinancings.

The tragic events of September 11th paralyzed our nation and the economy. The equity markets fell dramatically, and corporations further slashed capital spending and jobs. Unemployment was on the rise and the Fed continued to lower short-term interest rates with the hope of providing liquidity and stability to the marketplace. We believe the economy most likely bottomed at this point, as Gross Domestic Product ("GDP")/5/ fell 1.3% in the third quarter.

Money fund assets rose industry-wide during the period, as investors looked for an alternative to the volatile equity market. Holdings of high-quality government securities and U.S. Treasury bonds increased as spreads narrowed from traditional money market securities. Yields on 6-month money market securities fell from 6.00% to 1.85% over this reporting period.

For 2002, we anticipate a much less active Fed as recent economic news has shown less weakness and even some signs of strength. We anticipate the economy should rebound modestly in the second half of the year, powered by higher real incomes that developed from lower taxes and lower energy prices.

--------
/3/ FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
/4/ The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
/5/ GDP is a market value of goods and services produced by labor and property in the U.S.


     3 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

We also expect a boost from increased government spending and low interest rates as the Fed waits to ensure the economy is on solid footing before considering any possible future increases in the fed funds rate.

Portfolio Outlook
In the coming months we anticipate maintaining a neutral portfolio weighting, with an average maturity target of 45 - 50 days in the Cash and Government Portfolios and 40 - 45 days in the Retirement Portfolio.

Thank you for investing in the Smith Barney Money Funds, Inc.

Sincerely,

/s/ Heath B. McLendon                /s/ Martin R. Hanley
Heath B. McLendon                    Martin R. Hanley
Chairman                             Vice President

/s/ Kevin Kennedy
Kevin Kennedy
Vice President

January 15, 2002


The information provided in this letter represents the opinion of the manager(s) and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios. Please refer to pages 5 through 15 for a list and percentage breakdown of each Portfolio's holdings. Also, please note that any discussion of a Portfolio's holdings is as of December 31, 2001 and is subject to change.



     4 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS                           DECEMBER 31, 2001

                                  CASH PORTFOLIO
     FACE                                              ANNUALIZED
    AMOUNT                   SECURITY                    YIELD          VALUE
----------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 19.9%
$  186,500,000 Federal Farm Credit Bank
                 mature 2/28/02 to 4/15/02           1.75% to 3.35% $  185,614,000
 1,145,198,000 Federal Home Loan Bank
                 mature 1/9/02 to 4/26/02             1.70 to 3.59   1,143,073,544
 2,266,058,000 Federal Home Loan Mortgage Corp.
                 mature 1/2/02 to 6/28/02             1.70 to 3.61   2,258,256,780
 2,711,658,000 Federal National Mortgage Association
                 mature 1/10/02 to 6/27/02            1.70 to 3.66   2,702,209,057
   100,000,000 United States Treasury Bills
                 matures 6/20/02                          1.82          99,147,639
----------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES (Cost -- $6,388,301,020)            6,388,301,020
----------------------------------------------------------------------------------
COMMERCIAL PAPER -- 50.2%
   225,000,000 Abbey National North America
                 mature 2/4/02 to 2/28/02             1.89 to 2.03     224,358,958
   100,000,000 Aegon Funding Corp.
                 mature 1/14/02 to 2/14/02            1.78 to 2.31      99,827,917
   105,000,000 Alliance & Leicester Building Society
                 mature 2/8/02 to 3/14/02             1.81 to 1.91     104,694,564
   330,000,000 Amstel Funding Corp.
                 mature 1/11/02 to 4/12/02            1.93 to 2.06     329,007,139
   375,000,000 Amsterdam Funding Corp.
                 mature 1/4/02 to 2/5/02              1.79 to 2.44     374,725,929
   150,000,000 ANZ Delaware Inc.
                 mature 2/6/02 to 3/4/02              1.89 to 2.04     149,592,850
   160,000,000 Aspen Funding
                 mature 1/14/02 to 2/25/02            1.80 to 2.25     159,662,639
   370,000,000 Asset Securitization Corp.
                mature 1/11/02 to 4/12/02             1.87 to 2.11     369,620,595
   374,613,000 Atlantis One Funding Corp.
                mature 1/14/02 to 3/28/02             1.76 to 3.46     373,349,205
    10,000,000 Banc One Corp.
                matures 1/30/02                           1.85           9,985,097
   200,000,000 Bank of Nova Scotia
                mature 2/15/02 to 2/22/02             1.80 to 2.00     199,491,972
   200,000,000 Barclays US Funding
                mature 1/7/02 to 2/5/02               1.80 to 2.04     199,722,639
   395,052,000 Barton Capital Corp.
                mature 1/4/02 to 1/18/02              1.80 to 2.11     394,819,409
   140,000,000 BCI Funding Corp.
                mature 2/27/02 to 3/4/02              1.86 to 2.06     139,550,958
   150,000,000 BellSouth Corp.
                mature 1/24/02 to 1/31/02             1.70 to 1.76     149,802,111


                      See Notes to Financial Statements.


 5    Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001

                                CASH PORTFOLIO

    FACE                                             ANNUALIZED
   AMOUNT                   SECURITY                   YIELD          VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 50.2% (continued)
$ 70,121,000  BMW US Capital
               matures 1/3/02                          1.88%     $    70,113,676
 325,000,000  BNP Paribas Finance Inc.
               mature 2/15/02 to 3/7/02             1.89 to 2.01     324,031,292
 220,000,000  Caisse des Depots et Cosignation
               mature 1/2/02 to 1/30/02             1.77 to 2.13     219,906,253
 275,000,000  Canadian Imperial Holding Inc.
               mature 1/11/02 to 2/21/02            1.78 to 1.81     274,504,306
  75,000,000  Canadian Wheat Board
               mature 2/4/02 to 3/11/02             1.86 to 2.05      74,790,289
 243,000,000  CBA Finance Inc.
               mature 1/18/02 to 6/7/02             1.80 to 2.07     242,145,011
  59,365,000  Centric Capital Corp.
               matures 1/15/02                          1.77          59,324,137
 163,000,000  Coca-Cola Co.
               mature 1/25/02 to 2/19/02            1.77 to 2.00     162,717,003
 265,000,000  Danske Corp.
               mature 1/30/02 to 3/4/02             1.86 to 2.10     264,332,130
 341,927,000  Delaware Funding Corp.
               mature 1/9/02 to 3/28/02             1.82 to 2.09     341,523,576
 150,000,000  Deutsche Bank Finance Inc.
               matures 2/19/02                          2.22         149,550,222
 373,000,000  Dexia Delaware Bank
               mature 1/7/02 to 3/7/02              1.79 to 2.37     372,215,820
  50,000,000  Dresdner US Finance
               matures 3/11/02                          1.82          49,826,542
 394,793,000  Edison Asset Securitization
               mature 1/11/02 to 2/8/02             1.81 to 2.11     394,180,777
 268,019,000  Enterprise Funding Corp.
               mature 1/4/02 to 1/16/02             1.78 to 2.12     267,891,908
 310,827,000  Falcon Asset Securities Corp.
               mature 1/11/02 to 2/5/02             1.82 to 2.11     310,543,274
 140,836,000  Fortis Funding LLC
               mature 1/11/02 to 3/1/02             1.78 to 2.19     140,627,129
 770,000,000  General Electric Capital Corp.
               mature 1/11/02 to 3/26/02            1.96 to 2.37     767,801,778
  75,000,000  Glaxo Wellcome PLC
               matures 1/11/02                          2.36          74,951,250
 285,000,000  Goldman Sachs & Co.
               mature 2/7/02 to 3/5/02              1.91 to 2.22     284,228,838
 182,000,000  Halifax PLC
               mature 2/5/02 to 3/26/02             1.90 to 2.05     181,361,512
 200,000,000  IBM Corp.
               matures 1/4/02                           2.02         199,966,333


                      See Notes to Financial Statements.


 6    Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001

                                CASH PORTFOLIO

    FACE                                                ANNUALIZED
   AMOUNT                    SECURITY                     YIELD          VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER -- 50.2% (continued)
$100,000,000 IBM Credit Corp.
               matures 1/11/02                            1.76%     $    99,951,111
 100,000,000 ING US Funding Corp.
               mature 1/9/02 to 1/31/02                1.87 to 2.07      99,893,389
 560,000,000 J.P. Morgan Chase & Co.
               mature 1/16/02 to 2/19/02               1.76 to 2.27     559,035,283
 129,751,000 Kitty Hawk Inc.
               mature 1/10/02 to 2/25/02               1.83 to 2.08     129,513,269
 145,000,000 Kraft Foods Inc.
               mature 2/1/02 to 2/8/02                 1.79 to 1.92     144,738,099
 170,000,000 Lloyds Bank
               mature 1/25/02 to 3/14/02               1.74 to 2.18     169,552,967
 100,000,000 Merrill Lynch & Co.
               matures 1/4/02                              1.90          99,984,166
 270,630,000 Mont Blanc Capital Corp.
               mature 1/7/02 to 2/12/02                1.80 to 2.11     270,397,717
 450,000,000 Morgan Stanley Dean Witter Discover & Co.
               mature 1/18/02 to 2/8/02                1.80 to 2.05     449,265,833
 309,866,000 Moriarty Ltd.
               mature 2/5/02 to 3/25/02                1.79 to 2.32     308,854,527
 100,000,000 National Australia Funding
               matures 2/1/02                              2.31          99,802,806
 171,000,000 Nationwide Building Society
               mature 1/17/02 to 3/7/02                1.84 to 2.33     170,637,565
 175,000,000 Nestle Capital Corp.
               mature 1/11/02 to 2/28/02               1.88 to 2.03     174,703,694
 125,000,000 Newport Funding
               mature 1/14/02 to 1/28/02               1.97 to 2.12     124,889,660
 160,850,000 Oesterreichische Kontrollbank
               mature 1/14/02 to 2/12/02               1.74 to 1.75     160,628,328
 370,594,000 Old Line Funding Corp.
               mature 1/4/02 to 2/11/02                1.78 to 1.99     370,189,222
 173,000,000 Pfizer Inc.
               mature 1/18/02 to 2/8/02                1.76 to 2.18     172,754,097
 280,000,000 Preferred Receivable Funding
               mature 1/7/02 to 2/19/02                1.85 to 2.08     279,631,088
 143,000,000 Procter & Gamble Co.
               mature 1/11/02 to 2/28/02               1.90 to 1.93     142,672,567
 175,000,000 Province de Quebec
               mature 1/18/02 to 3/28/02               1.78 to 2.07     174,713,917
 203,767,000 Quincy Capital Corp.
               mature 1/7/02 to 1/25/02                1.95 to 2.11     203,620,664
 175,000,000 Rabobank Nederland N.V.
               matures 1/14/02                             1.85         174,883,090


                      See Notes to Financial Statements.


 7    Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001

                                CASH PORTFOLIO

    FACE                                           ANNUALIZED
   AMOUNT                 SECURITY                   YIELD           VALUE
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 50.2% (continued)
$269,836,000 Receivable Capital Corp.
              mature 1/8/02 to 2/6/02            1.78% to 2.02% $   269,599,855
  90,000,000 Royal Bank of Canada
              matures 2/4/02                          2.07           89,824,900
 195,000,000 San Paolo US Finance Inc.
              mature 1/3/02 to 6/11/02            1.92 to 2.43      194,461,124
 274,800,000 Societe Generale N.A. Inc.
              mature 1/10/02 to 6/25/02           1.78 to 1.90      273,670,533
 341,375,000 Svenska Handelsbanken
              mature 1/2/02 to 3/18/02            1.76 to 3.57      340,769,465
  50,000,000 Transamerica Finance Corp.
              matures 2/12/02                         2.34           49,864,667
 100,000,000 Tyco Capital Corp.
              matures 1/22/02                         2.08           99,879,250
 500,000,000 UBS, AG
              mature 1/14/02 to 6/4/02            1.82 to 2.02      498,676,083
 150,000,000 Unicredito Italiano Delaware
              mature 1/23/02 to 2/19/02           1.96 to 2.23      149,731,625
  27,295,000 Verizon Global Funding
              matures 1/4/02                          2.09           27,290,269
  45,000,000 Verizon Network Funding
              matures 1/29/02                         1.93           44,932,800
 505,000,000 Wells Fargo Co.
              mature 1/25/02 to 3/22/02           1.76 to 1.82      503,584,498
 259,000,000 Westpac Corp.
              mature 2/7/02 to 5/28/02            1.86 to 2.05      257,802,652
 280,000,000 Windmill Funding Corp.
              mature 1/9/02 to 2/20/02            1.77 to 1.96      279,711,424
-------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $16,164,857,242)                           16,164,857,242
-------------------------------------------------------------------------------
BANK NOTE -- 0.3%
  90,000,000 Bank of America, N.A.
              matures 2/1/02
                (Cost -- $90,000,000)                 2.44           90,000,000
-------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 26.4%
 170,000,000 Abbey National PLC
              mature 2/1/02 to 4/2/02             2.06 to 2.15      170,020,182
 330,000,000 ABN AMRO Bank N.V.
              mature 2/11/02 to 5/28/02           1.85 to 2.30      330,144,300
 275,000,000 Alliance & Leicester PLC
              mature 2/15/02 to 3/25/02           1.83 to 2.30      275,002,876
 150,000,000 ANZ Banking Group LTD.
              mature 1/14/02 to 2/22/02           2.20 to 2.40      150,012,637


                      See Notes to Financial Statements.


  8   Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)           DECEMBER 31, 2001


                                CASH PORTFOLIO

    FACE                                            ANNUALIZED
   AMOUNT                  SECURITY                   YIELD           VALUE
--------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 26.4% (continued)
$149,900,000 Banca Intesa S.p.A.
              mature 2/1/02 to 3/14/02            1.76% to 2.11% $   149,904,956
  50,000,000 Bank of America, Canada
              matures 2/14/02                          2.00           50,000,000
 200,000,000 Bank of Montreal
              mature 1/15/02 to 1/29/02            1.78 to 2.08      200,000,000
 285,000,000 Bank of Nova Scotia
              mature 1/28/02 to 5/8/02             1.81 to 2.14      285,006,807
 556,000,000 Barclays Bank
              mature 1/17/02 to 5/15/02            1.80 to 2.26      556,130,917
 582,000,000 Bayerische Hypo-Und Vereinsbank
              mature 2/6/02 to 3/13/02             1.75 to 2.05      582,064,859
 230,000,000 Bayerische Landesbank
              mature 2/25/02 to 10/1/02            2.06 to 2.21      229,971,525
 250,000,000 BNP Paribas
              mature 1/14/02 to 2/27/02            1.75 to 1.88      250,023,530
 206,900,000 Canadian Imperial Bank Commerce
              mature 2/14/02 to 5/8/02             1.88 to 3.45      207,101,101
  45,000,000 Commonwealth Bank of Australia
              matures 2/6/02                           2.02           45,003,047
 623,000,000 Credit Agricole Indosuez
              mature 1/28/02 to 3/14/02            1.74 to 2.33      623,002,386
 285,000,000 Credit Suisse First Boston Corp.
              mature 1/11/02 to 1/25/02            1.82 to 2.50      284,998,314
  25,000,000 Danske Bank
              matures 4/2/02                           2.08           25,111,668
  15,000,000 Deutsche Bank
              matures 3/15/02                          2.05           15,080,514
 308,000,000 Dresdner Bank
              mature 2/15/02 to 4/2/02             1.75 to 2.30      308,008,674
 300,000,000 Halifax Building Society
              mature 2/4/02 to 5/23/02             1.80 to 2.35      300,025,981
 347,000,000 Hessische Landesbank Ltd.
              mature 2/8/02 to 3/21/02             1.80 to 3.48      347,229,789
 290,000,000 ING Bank N.V.
              mature 1/14/02 to 2/11/02            1.89 to 3.69      290,009,677
 230,000,000 Lloyds Bank
              mature 2/1/02 to 3/28/02             1.74 to 2.44      230,164,227
 250,000,000 National Australia Bank
              mature 1/31/02 to 2/11/02            1.90 to 2.00      250,001,133
 300,000,000 National Bank of Canada
              mature 1/7/02 to 2/14/02             1.81 to 2.33      300,000,166
 275,000,000 Rabobank
              mature 1/11/02 to 5/15/02            1.84 to 3.61      275,119,286


                      See Notes to Financial Statements.


  9   Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


                                CASH PORTFOLIO

    FACE                                             ANNUALIZED
   AMOUNT                  SECURITY                    YIELD           VALUE
---------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 26.4% (continued)
$275,000,000 Royal Bank of Canada
              mature 1/10/02 to 2/13/02            1.87% to 2.35% $   274,987,823
 340,000,000 Royal Bank of Scotland
              mature 1/4/02 to 5/16/02              1.82 to 2.50      340,014,560
 100,000,000 San Paulo S.p.A.
              mature 3/11/02 to 3/13/02             1.76 to 1.92      100,005,840
 120,000,000 Societe Generale
              mature 3/5/02 to 3/14/02              1.80 to 2.00      119,997,958
 450,000,000 The Toronto-Dominion Bank
              mature 1/30/02 to 3/19/02             1.76 to 3.48      450,004,136
 150,000,000 UBS, AG
              mature 1/14/02 to 2/7/02              1.85 to 2.15      149,993,476
 150,000,000 Unicredito Italiano
              mature 1/28/02 to 2/1/02              2.20 to 2.25      150,003,929
 133,000,000 Westdeutsche Landesbank
              mature 2/15/02 to 3/5/02              2.03 to 2.46      133,093,183
  50,000,000 Westpac Bank
              matures 5/21/02                           2.05           49,994,226
---------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $8,497,233,683)                                8,497,233,68
---------------------------------------------------------------------------------
TIME DEPOSITS -- 3.2%
 300,000,000 Bank of Montreal
              matures 1/2/02                            1.69          300,000,000
 225,386,000 Chase Manhattan Bank
              matures 1/2/02                            1.75          225,386,000
 200,000,000 HSBC Bank
              matures 1/2/02                            1.69          200,000,000
 300,000,000 Societe Generale
              matures 1/2/02                            1.75          300,000,000
---------------------------------------------------------------------------------
             TOTAL TIME DEPOSITS
             (Cost -- $1,025,386,000)                               1,025,386,000
---------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $32,165,777,945*)                           $32,165,777,945
---------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


    10 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001

                             GOVERNMENT PORTFOLIO

     FACE                                                  ANNUALIZED
    AMOUNT                     SECURITY                      YIELD            VALUE
----------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 99.8%
$  226,737,000 Federal Farm Credit Bank
                 mature 1/4/02 to 2/11/02               1.70% to 2.18%    $  226,446,004
 1,353,691,000 Federal Home Loan Bank
                 mature 1/9/02 to 4/15/02                1.70 to 2.21      1,350,889,257
 1,170,190,000 Federal Home Loan Mortgage Corp.
                 mature 1/8/02 to 5/23/02                1.68 to 3.40      1,165,959,346
 1,406,441,000 Federal National Mortgage Assocation
                 mature 1/2/02 to 6/27/02                1.50 to 3.20      1,400,699,957
   100,000,000 United States Treasury Bills
                 matures 3/7/02                              1.73             99,689,444
----------------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
               (Cost -- $4,243,684,008)                                    4,243,684,008
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
     8,929,000 Morgan Guaranty, 1.60% due 1/2/02; Proceeds at maturity --
                $8,929,794; (Fully collateralized by Federal Home
                Loan Mortgage Discount Notes, zero coupon due 5/31/02;
                Market value -- $9,108,022) (Cost -- $8,929,000)               8,929,000
----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $4,252,613,008*)                                  $4,252,613,008
----------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


 11   Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001

                             RETIREMENT PORTFOLIO

   FACE                                             ANNUALIZED
  AMOUNT                  SECURITY                    YIELD         VALUE
-----------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 5.4%
$29,000,000 Federal Home Loan Bank
              mature 1/23/02 to 3/1/02            1.72% to 2.15% $ 28,941,148
 25,000,000 Federal National Mortgage Association
              mature 1/17/02 to 2/21/02            1.74 to 3.60    24,951,817
-----------------------------------------------------------------------------
            TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
            (Cost  -- $53,892,965)                                 53,892,965
-----------------------------------------------------------------------------
COMMERCIAL PAPER -- 59.2%
 10,000,000 Abbey National North America
              matures 1/29/02                          2.14         9,983,433
 10,000,000 Alliance & Leicester Building Society
              matures 3/14/02                          1.81         9,964,000
 10,000,000 Amstel Funding Corp.
              matures 1/14/02                          2.01         9,992,778
  5,000,000 ANZ Delaware Inc.
              matures 2/6/02                           2.04         4,989,850
 25,000,000 Asset Securitization Corp.
              matures 1/11/02                      1.96 to 2.11    24,985,833
 10,000,000 Banc One Corp.
              matures 1/30/02                          1.85         9,985,097
 10,000,000 Bank of Nova Scotia
              matures 2/22/02                          1.80         9,974,072
  5,000,000 Barclays U.S. Funding
              matures 2/5/02                           2.04         4,990,132
 10,000,000 BCI Funding Corp.
              matures 2/27/02                          2.06         9,967,542
 20,000,000 BNP Paribas Finance Inc.
              mature 2/19/02 to 3/5/02             2.00 to 2.01    19,937,914
 25,000,000 Canadian Imperial Holdings Inc.
              matures 2/20/02                          1.81        24,937,500
  5,000,000 Canadian Wheat Board
              matures 2/4/02                           2.05         4,990,367
 20,000,000 CBA Finance Inc.
              mature 1/14/02 to 3/5/02             1.86 to 1.95    19,960,583
 10,000,000 ChevronTexaco Corp.
              matures 1/28/02                          1.72         9,987,100
 10,000,000 Coca-Cola Co.
              matures 2/8/02                           1.74         9,981,739
 30,000,000 Danske Corp.
              mature 1/10/02 to 2/28/02            1.92 to 2.07    29,934,108
 10,000,000 Deutsche Bank Financial Inc.
              matures 2/19/02                          2.22        9,970,0105
 25,000,000 Dexia Delaware LLC
              mature 2/28/02 to 3/7/02             1.79 to 2.07    24,921,300


                      See Notes to Financial Statements.


 12   Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001

                             RETIREMENT PORTFOLIO

   FACE                                                ANNUALIZED
  AMOUNT                    SECURITY                     YIELD         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 59.2% (continued)
$20,000,000 General Electric Capital Corp.
             mature 1/30/02 to 3/26/02               2.06% to 2.37% $ 19,918,785
 20,000,000 Goldman Sachs & Co.
             mature 1/14/02 to 2/20/02                1.96 to 2.22    19,962,403
 20,000,000 Halifax PLC
             matures 2/5/02                               1.90        19,963,250
 20,000,000 J.P. Morgan Chase & Co.
             mature 1/16/02 to 2/8/02                 1.87 to 1.95    19,972,283
 33,000,000 Kraft Foods Inc.
             mature 1/31/02 to 2/8/02                 1.77 to 1.79    32,943,350
 20,000,000 Lloyds Bank
             matures 1/25/02                              2.18        19,971,133
 10,000,000 Merrill Lynch & Co.
             matures 1/4/02                               1.90         9,998,417
 30,000,000 Morgan Stanley Dean Witter & Co.
             mature 1/29/02 to 1/30/02                2.01 to 2.05    29,952,033
 10,000,000 National Australia Funding Inc.
             matures 1/10/02                              1.79         9,995,525
 10,000,000 Nationwide Building Society
             matures 3/7/02                               1.84         9,966,868
 10,000,000 Oesterreische Kontrollbank
             matures 2/12/02                              1.75         9,979,700
 10,000,000 Preferred Receivable Funding Corp.
             matures 2/4/02                               1.85         9,982,528
 10,000,000 The Proctor & Gamble Co.
             matures 2/28/02                              1.90         9,969,550
 10,000,000 Province de Quebec
             matures 2/5/02                               1.80         9,982,500
 10,000,000 Royal Bank of Canada
             matures 2/4/02                               2.07         9,980,545
 10,000,000 Societe Generale N.A. Inc.
             matures 2/5/02                               1.86         9,982,014
 20,000,000 Svenska Handelsbanken
             mature 1/14/02 to 1/22/02                1.76 to 1.85    19,982,853
 25,000,000 UBS Finance LLC
             mature 1/2/02 to 6/4/02                  1.80 to 2.02    24,913,694
 10,000,000 USAA Capital Corp.
             matures 1/10/02                              1.90         9,995,250
 20,000,000 Wells Fargo Co.
             matures 2/19/02                              1.76        19,952,361
  8,000,000 Westpac Corp.
             matures 2/7/02                               1.89         7,984,542
--------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost -- $584,802,947)                                   584,802,947
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 13   Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001

                             RETIREMENT PORTFOLIO

    FACE                                              ANNUALIZED
   AMOUNT                   SECURITY                    YIELD        VALUE
 -----------------------------------------------------------------------------
 BANK NOTE -- 1.0%
 $10,000,000 Bank of America
              matures 2/1/02 (Cost -- $10,000,000)      2.44%     $ 10,000,000
 -----------------------------------------------------------------------------
 FOREIGN CERTIFICATES OF DEPOSIT -- 31.2%
  10,000,000 Abbey National PLC
              matures 2/25/02                            2.06        9,999,235
  20,000,000 ABN Amro Bank N.A.
              mature 2/11/02 to 5/28/02              1.85 to 2.11   20,000,704
  15,000,000 Banca Intesa S.p.A.
              matures 2/1/02                             2.11       15,000,891
  15,000,000 Barclays Bank
              matures 3/28/02                        2.05 to 2.26   15,008,528
  10,000,000 Bayerische Hypo-Und Vereinsbank
              matures 2/6/02                             2.05       10,000,298
  10,000,000 Bayerische Landesbank
              matures 4/19/02                            2.21       10,000,874
   5,000,000 Canadian Imperial Bank Commerce
              matures 2/20/02                            2.45        5,006,540
  15,000,000 Credit Agricole Indosuez
              matures 2/25/02                            2.16       15,001,688
  20,000,000 Credit Suisse First Boston Corp.
              mature 1/11/02 to 1/25/02              1.82 to 2.50   19,999,802
   5,000,000 Dexia Bank
              matures 3/5/02                             2.05        5,011,851
  25,000,000 Dresdner Bank
              mature 1/24/02 to 3/7/02               1.81 to 2.87   25,008,388
  10,000,000 Halifax Building Society
              matures 3/11/02                            1.90        9,999,809
  28,000,000 Hessiche Landesbank
              mature 2/8/02 to 2/28/02               1.89 to 2.27   28,020,352
  10,000,000 ING Bank N.V.
              matures 1/14/02                            3.69       10,000,176
   5,000,000 National Australia Bank LTD.
              matures 2/11/02                            1.90        5,000,057
  25,000,000 Rabobank
              mature 4/26/02 to 4/29/02              1.78 to 1.84   25,026,157
  10,000,000 Royal Bank of Scotland
              matures 1/4/02                             2.50       10,000,008
  15,000,000 San Paolo Bank NY
              matures 3/11/02                            1.92       15,000,000
  10,000,000 Societe Generale
              matures 3/14/02                            1.80        9,998,979


                      See Notes to Financial Statements.


 14   Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001

                             RETIREMENT PORTFOLIO

   FACE                                                ANNUALIZED
  AMOUNT                    SECURITY                     YIELD         VALUE
--------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 31.2% (continued)
$15,000,000 The Toronto-Dominion Bank
             mature 2/6/02 to 2/20/02                2.01% to 2.45% $ 15,000,246
 10,000,000 UBS AG
             matures 2/7/02                               1.85        10,000,000
 20,000,000 Westdeutsche Landesbank
             mature 2/19/02 to 3/5/02                 2.03 to 2.30    20,000,000
--------------------------------------------------------------------------------
            TOTAL FOREIGN CERTIFICATES OF DEPOSIT
            (Cost -- $308,084,583)                                    308,084,58
--------------------------------------------------------------------------------
TIME DEPOSITS -- 3.2%
 15,000,000 BNP Paribas SA
             matures 1/2/02                               1.75        15,000,000
 16,889,000 Chase Manhattan Bank
             matures 1/2/02                               1.75        16,889,000
--------------------------------------------------------------------------------
            TOTAL TIME DEPOSITS
            (Cost -- $31,889,000)                                     31,889,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $988,669,495*)                                 $988,669,495
--------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


 15   Smith Barney Money Funds, Inc.   |   2001 Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES           DECEMBER 31, 2001


                                            Cash          Government     Retirement
                                          Portfolio       Portfolio      Portfolio
------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost       $32,165,777,945  $4,252,613,008  $988,669,495
  Cash                                             355             634           508
  Interest receivable                       37,510,803             397     1,607,807
  Deferred compensation                        383,305          58,861        21,887
  Other receivables                            918,945         138,940        25,742
------------------------------------------------------------------------------------
  Total Assets                          32,204,591,353   4,252,811,840   990,325,439
------------------------------------------------------------------------------------
LIABILITIES:
  Management fees payable                   10,265,999       1,501,294       364,271
  Distribution fees payable                  1,054,432         174,876        81,140
  Deferred compensation payable                383,305          58,861        21,887
  Dividends payable                            136,735          16,468           840
  Accrued expenses                           8,185,089          70,696       271,988
------------------------------------------------------------------------------------
  Total Liabilities                         20,025,560       1,822,195       740,126
------------------------------------------------------------------------------------
Total Net Assets                       $32,184,565,793  $4,250,989,645  $989,585,313
------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares
   (50,000,000,000,
   10,000,000,000 and
   5,000,000,000 shares
   authorized, respectively;
   par value $0.01 per share)          $   321,845,658  $   42,509,896  $  9,895,853
  Capital paid in excess of par value   31,862,720,135   4,208,479,749   979,689,460
------------------------------------------------------------------------------------
Total Net Assets                       $32,184,565,793  $4,250,989,645  $989,585,313
------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                               31,716,226,057   4,229,446,769   989,585,313
  ----------------------------------------------------------------------------------
  Class L                                      304,005         122,982            --
  ----------------------------------------------------------------------------------
  Class Y                                   60,181,715      21,419,894            --
  ----------------------------------------------------------------------------------
  Class Z                                  407,854,006              --            --
  ----------------------------------------------------------------------------------
Net Asset Value, per class                       $1.00           $1.00         $1.00
------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    16 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

 STATEMENTS OF OPERATIONS   FOR THE YEAR ENDED DECEMBER 31, 2001



                                                 Cash        Government  Retirement
                                               Portfolio     Portfolio   Portfolio
------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                   $1,866,117,580 $215,045,733 $59,589,104
------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)                      159,076,536   21,124,677   5,842,660
  Distribution fees (Note 3)                     41,085,079    5,019,940   1,382,102
  Shareholder and system servicing fees          37,196,605    1,368,092   1,756,445
  Custody                                         2,820,297      204,103     108,637
  Shareholder communications                        587,966          893      28,368
  Registration fees                                 464,991      204,788      73,865
  Directors' fees                                   182,500       16,126         831
  Audit and legal                                    62,376       14,572      22,051
  Other                                             218,969       76,366      13,838
------------------------------------------------------------------------------------
  Total Expenses                                241,695,319   28,029,557   9,228,797
------------------------------------------------------------------------------------
Net Investment Income                         1,624,422,261  187,016,176  50,360,307
------------------------------------------------------------------------------------
Net Realized Gain From Security Transactions        704,230       51,979          --
------------------------------------------------------------------------------------
Increase in Net Assets From Operations       $1,625,126,491 $187,068,155 $50,360,307
------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    17 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


                                               For the Years Ended December 31,

Cash Portfolio                                  2001               2000
-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                   $   1,624,422,261  $   2,993,310,195
  Net realized gain                                 704,230            666,420
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations      1,625,126,491      2,993,976,615
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)       (1,634,065,600)    (2,984,315,940)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares          127,804,359,155    254,283,764,623
  Net asset value of shares issued
   for reinvestment of dividends              1,766,422,796      2,727,786,665
  Cost of shares reacquired                (152,512,634,312)  (247,563,158,217)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                  (22,941,852,361)     9,448,393,071
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets           (22,950,791,470)     9,458,053,746
NET ASSETS:
  Beginning of year                          55,135,357,263     45,677,303,517
-------------------------------------------------------------------------------
  End of year                             $  32,184,565,793  $  55,135,357,263
-------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    18 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

                                               For the Years Ended December 31,

 Government Portfolio                            2001              2000
 -----------------------------------------------------------------------------
 OPERATIONS:
   Net investment income                   $    187,016,176  $    322,196,415
   Net realized gain                                 51,979                --
 -----------------------------------------------------------------------------
   Increase in Net Assets From Operations       187,068,155       322,196,415
 -----------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)        (187,084,112)     (322,196,415)
 -----------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares          13,693,535,580    20,967,902,527
   Net asset value of shares issued
   for reinvestment of dividends                201,616,247       297,015,485
   Cost of shares reacquired                (15,422,940,350)  (20,907,885,623)
 -----------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
    Fund Share Transactions                  (1,527,788,523)      357,032,389
 -----------------------------------------------------------------------------
 Increase (Decrease) in Net Assets           (1,527,804,480)      357,032,389
 NET ASSETS:
   Beginning of year                          5,778,794,125     5,421,761,736
 -----------------------------------------------------------------------------
   End of year                             $  4,250,989,645  $  5,778,794,125
 -----------------------------------------------------------------------------


                      See Notes to Financial Statements.


    19 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

                                               For the Years Ended December 31,

  Retirement Portfolio                           2001             2000
  ---------------------------------------------------------------------------
  OPERATIONS:
    Net investment income                   $    50,360,307  $   101,700,828
    Net realized loss                                    --              (42)
  ---------------------------------------------------------------------------
    Increase in Net Assets From Operations       50,360,307      101,700,786
  ---------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)        (50,360,307)    (101,702,762)
  ---------------------------------------------------------------------------
  FUND SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from sale of shares          1,752,775,577    7,004,266,139
    Net asset value of shares issued
     for reinvestment of dividends               55,463,091       93,532,967
    Cost of shares reacquired                (2,700,194,529)  (6,919,955,824)
  ---------------------------------------------------------------------------
    Increase (Decrease) in Net Assets From
     Fund Share Transactions                   (891,955,861)     177,843,282
  ---------------------------------------------------------------------------
  Increase (Decrease) in Net Assets            (891,955,861)     177,841,306
  NET ASSETS:
    Beginning of year                         1,881,541,174    1,703,699,868
  ---------------------------------------------------------------------------
    End of year                             $   989,585,313  $ 1,881,541,174
  ---------------------------------------------------------------------------


                      See Notes to Financial Statements.


    20 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBFM a daily fee calculated at the following rates: Cash Portfolio: 0.45% on the first $6.0 billion of average


    21 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Goverment Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Services ("PFPC") acts as the sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the account size and type of account, PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the year ended December 31, 2001, the Fund paid transfer agent fees of $30,376,431, $1,986,435 and $1,621,511 for the Cash, Government and Retirement Portfolios, respectively, to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio makes payments to SSB for assistance in distributing Class A and L shares calculated at an annual rate of 0.10% of average daily net assets of each class, respectively.

For the year ended December 31, 2001, total Distribution Plan fees incurred were:

Portfolio                                                     Class A   Class L
-------------------------------------------------------------------------------
Cash                                                        $41,084,796    $283
-------------------------------------------------------------------------------
Government                                                    5,019,811     129
-------------------------------------------------------------------------------
Retirement                                                    1,382,102      --
-------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.


    22 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

The Fund offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L and Class Z shares can only be purchased by participants in the Smith Barney 401(k) Program.

Transactions in shares of each Portfolio were as follows:

                                 Year Ended        Year Ended
Cash Portfolio                December 31, 2001 December 31, 2000
-----------------------------------------------------------------
Class A
Shares sold                    126,740,478,908   253,623,826,440
Shares issued on reinvestment    1,752,966,829     2,716,312,932
Shares reacquired             (151,701,473,737) (246,898,141,371)
-----------------------------------------------------------------
Net Increase (Decrease)        (23,208,028,000)    9,441,998,001
-----------------------------------------------------------------
Class L
Shares sold                            279,006           279,465
Shares issued on reinvestment           10,676            13,797
Shares reacquired                     (177,835)         (683,434)
-----------------------------------------------------------------
Net Increase (Decrease)                111,847          (390,172)
-----------------------------------------------------------------
Class Y
Shares sold                        681,334,489       457,391,889
Shares issued on reinvestment        2,422,747         2,356,219
Shares reacquired                 (648,806,314)     (501,918,748)
-----------------------------------------------------------------
Net Increase (Decrease)             34,950,922       (42,170,640)
-----------------------------------------------------------------
Class Z
Shares sold                        382,266,752       202,266,830
Shares issued on reinvestment       11,022,544         9,103,717
Shares reacquired                 (162,176,426)     (162,414,665)
-----------------------------------------------------------------
Net Increase                       231,112,870        48,955,882
-----------------------------------------------------------------



    23 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

                                 Year Ended        Year Ended
Government Portfolio          December 31, 2001 December 31, 2000
-----------------------------------------------------------------
Class A
Shares sold                     13,610,926,974    20,876,720,500
Shares issued on reinvestment      200,674,158       295,797,535
Shares reacquired              (15,340,445,232)  (20,827,769,663)
-----------------------------------------------------------------
Net Increase (Decrease)         (1,528,844,100)      344,748,372
-----------------------------------------------------------------
Class L
Shares sold                             19,536            15,049
Shares issued on reinvestment            5,059             6,373
Shares reacquired                      (23,084)          (13,279)
-----------------------------------------------------------------
Net Increase                             1,511             8,143
-----------------------------------------------------------------
Class Y
Shares sold                         82,589,070        91,166,978
Shares issued on reinvestment          937,030         1,211,577
Shares reacquired                  (82,472,034)      (80,102,681)
-----------------------------------------------------------------
Net Increase                         1,054,066        12,275,874
-----------------------------------------------------------------

Retirement Portfolio
-----------------------------------------------------------------
Class A
Shares sold                      1,752,775,577     7,004,266,139
Shares issued on reinvestment       55,463,091        93,532,967
Shares reacquired               (2,700,194,529)   (6,919,955,824)
-----------------------------------------------------------------
Net Increase (Decrease)           (891,955,861)      177,843,282
-----------------------------------------------------------------


    24 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                   Class A Shares
                                       ---------------------------------------
  Cash Portfolio                        2001    2000    1999    1998    1997
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Net investment income                 0.037   0.058   0.046   0.050   0.050
  Dividends from net investment income (0.037) (0.058) (0.046) (0.050) (0.050)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Total Return                           3.78%   5.98%   4.73%   5.07%   5.12%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (billions)      $32     $55     $45     $40     $31
  ----------------------------------------------------------------------------
  Ratios to Average Net Assets:
    Expenses/(1)/                        0.59%   0.57%   0.62%   0.63%   0.64%
    Net investment income                3.93    5.84    4.63    4.95    5.01
  ----------------------------------------------------------------------------

                                                   Class L Shares
                                      ----------------------------------------
 Cash Portfolio                        2001    2000    1999   1998/(2)/  1997
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00    $1.00    $1.00
 ------------------------------------------------------------------------------
 Net investment income                 0.037   0.058   0.047    0.050    0.051
 Dividends from net investment income (0.037) (0.058) (0.047)  (0.050)  (0.051)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year          $1.00   $1.00   $1.00    $1.00    $1.00
 ------------------------------------------------------------------------------
 Total Return                           3.81%   6.01%   4.78%    5.12%    5.17%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (000s)         $304    $193    $582     $412   $2,016
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                        0.56%   0.54%   0.57%    0.59%    0.59%
   Net investment income                3.53    5.58    4.70     5.07     5.05
 ------------------------------------------------------------------------------

                                                   Class Y Shares
                                       ---------------------------------------
  Cash Portfolio                        2001    2000    1999    1998    1997
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Net investment income                 0.039   0.060   0.048   0.052   0.052
  Dividends from net investment income (0.039) (0.060) (0.048) (0.052) (0.052)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Total Return                           3.94%   6.17%   4.91%   5.29%   5.32%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (millions)      $60     $25     $67    $159     $64
  ----------------------------------------------------------------------------
  Ratios to Average Net Assets:
    Expenses/(1)/                        0.40%   0.38%   0.42%   0.42%   0.43%
    Net investment income                3.96    5.92    4.76    5.17    5.22
  ----------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2) On June 12, 1998, Class C shares were renamed Class L shares.

    25 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                   Class Z Shares
                                       ---------------------------------------
  Cash Portfolio                        2001    2000    1999    1998    1997
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Net investment income                 0.039   0.060   0.048   0.052   0.052
  Dividends from net investment income (0.039) (0.060) (0.048) (0.052) (0.052)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Total Return                           3.96%   6.17%   4.91%   5.29%   5.33%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (millions)     $408    $177    $128      $2      $6
  ----------------------------------------------------------------------------
  Ratios to Average Net Assets:
    Expenses/(1)/                        0.40%   0.38%   0.41%   0.43%   0.44%
    Net investment income                3.48    6.02    4.86    5.21    5.21
  ----------------------------------------------------------------------------

                                                   Class A Shares
                                       ---------------------------------------
  Government Portfolio                  2001    2000    1999    1998    1997
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Net investment income                 0.036   0.057   0.045   0.049   0.049
  Dividends from net investment income (0.036) (0.057) (0.045) (0.049) (0.049)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Total Return                           3.67%   5.85%   4.60%   5.00%   5.04%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (billions)       $4      $6      $5      $5      $5
  ----------------------------------------------------------------------------
  Ratios to Average Net Assets:
    Expenses/(1)/                        0.56%   0.59%   0.61%   0.60%   0.61%
    Net investment income                3.74    5.71    4.50    4.88    4.92
  ----------------------------------------------------------------------------

                                                   Class L Shares
                                      ----------------------------------------
 Government Portfolio                  2001    2000    1999   1998/(2)/  1997
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00    $1.00    $1.00
 ------------------------------------------------------------------------------
 Net investment income                 0.036   0.057   0.045    0.049    0.049
 Dividends from net investment income (0.036) (0.057) (0.045)  (0.049)  (0.049)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year          $1.00   $1.00   $1.00    $1.00    $1.00
 ------------------------------------------------------------------------------
 Total Return                           3.68%   5.87%   4.62%    5.01%    5.04%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (000s)         $123    $121    $113     $206     $502
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                        0.63%   0.58%   0.59%    0.59%    0.61%
   Net investment income                3.53    5.70    4.47     4.94     4.90
 ------------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2)  On June 12, 1998, Class C shares were renamed Class L shares.

    26 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                   Class Y Shares
                                      -----------------------------------------
 Government Portfolio                  2001     2000     1999    1998    1997
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year     $1.00    $1.00   $1.00   $1.00   $1.00
 ------------------------------------------------------------------------------
 Net investment income                  0.037    0.058   0.047   0.050   0.050
 Dividends from net investment income  (0.037)  (0.058) (0.047) (0.050) (0.050)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year           $1.00    $1.00   $1.00   $1.00   $1.00
 ------------------------------------------------------------------------------
 Total Return                            3.78%    6.02%   4.78%   5.13%   5.14%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (000s)       $21,420  $20,366  $8,090  $3,659  $7,430
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                         0.44%    0.44%   0.45%   0.48%   0.51%
   Net investment income                 3.69     5.85    4.64    5.06    4.98
 ------------------------------------------------------------------------------

                                                   Class A Shares
                                     ------------------------------------------
Retirement Portfolio                 2001(1) 2000/(1)/ 1999/(1)/ 1998/(1)/  1997
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year    $1.00    $1.00     $1.00     $1.00    $1.00
----------------------------------------------------------------------------------
Net investment income/(2)/            0.035    0.057     0.046     0.049    0.049
Dividends from net investment income (0.035)  (0.057)   (0.046)   (0.049)  (0.049)
----------------------------------------------------------------------------------
Net Asset Value, End of Year          $1.00    $1.00     $1.00     $1.00    $1.00
----------------------------------------------------------------------------------
Total Return                           3.60%    5.89%     4.65%     5.04%    5.03%
----------------------------------------------------------------------------------
Net Assets, End of Year (millions)     $990   $1,882    $1,704    $1,682   $1,367
----------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                        0.69%    0.68%     0.69%     0.70%    0.71%
  Net investment income                3.78     5.74      4.55      4.92     4.92
----------------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2) The investment manager waived a portion of their management fees for the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:

                    Per Share Decreases to    Expense Ratios
                    Net Investment Income  Without Reimbursement
                    ---------------------- --------------------
               1999        $0.0001                 0.71%
               1998         0.0002                 0.72


    27 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

 INDEPENDENT AUDITORS' REPORT



To the Shareholders and Board of Directors of The Smith Barney Money Funds,
Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprised of the Cash, Government and Retirement Portfolios) ("Fund") as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Fund as of December 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                /s/ KPMG LLP

New York, New York
February 8, 2002


  28   Smith Barney Money Funds, Inc.  |  2001 Annual Report to Shareholders

 TAX INFORMATION (UNAUDITED)



For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2001:

   Percentage of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:

                      . Cash Portfolio               3.49%
                      . Government Portfolio        28.41
                      . Retirement Portfolio         3.08


  29   Smith Barney Money Funds, Inc.   |  2001 Annual Report to Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Directors and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about fund directors and is available, without charge, upon request by calling the Fund's transfer agent (PFPC Global Fund Services at 1-800-331-1710).

                                                                         Number of
                                                                         Investment
                                                                         Companies
                                         Term                             In Fund
                                      of Office*        Principal         Complex       Other
                          Position(s) and Length      Occupation(s)       Overseen  Directorships
      Name, Address        Held with   of Time           During              By        Held by
         and Age             Fund       Served       Past Five Years      Director    Director
-------------------------------------------------------------------------------------------------
Non-Interested Directors:
Lee Abraham                Director   Since 1999 Retired; Former              9        Signet
13732 LeHavre Dr.                                Chairman and CEO of                   Group
Frenchman's Creek                                Associated                            PLC
Palm Beach Gardens,                              Merchandising Corp., a
FL 33410                                         major retail
Age 74                                           merchandising
                                                 organization. Former
                                                 Director of Galey &
                                                 Lord, Liz Claiborne,
                                                 R.G. Barry Corporation
                                                 and eNote.Com Inc.
Allan J. Bloostein         Director   Since 1999 President of Allan          16        Taubman
27 West 67th Street,                             Bloostein Associates, a               Centers
Apt. 5FW                                         consulting firm. Former               Inc.
New York, NY 10023                               Director of CVS
Age 72                                           Corporation
Jane F. Dasher             Director   Since 1999 Controller of PBK           11        N/A
Korsant Partners                                 Holdings Inc., a family
283 Greenwich Avenue,                            investment company
3rd Floor
Greenwich, CT 06830
Age 52
Donald R. Foley            Director   Since 1982 Retired                      9        N/A
3668 Freshwater Drive
Jupiter, FL 33477
Age 79
Richard E. Hanson Jr.      Director   Since 1999 Retired; Former Head         9        N/A
2751 Vermont Route 140                           of the New Atlanta
Poultney, VT 05764                               Jewish Community
Age 60                                           High School


    30 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

                                                                           Number of
                                                                           Investment
                                                                           Companies
                                           Term                             In Fund
                                        of Office*        Principal         Complex       Other
                            Position(s) and Length      Occupation(s)       Overseen  Directorships
       Name, Address         Held with   of Time           During              By        Held by
          and Age              Fund       Served       Past Five Years      Director    Director
---------------------------------------------------------------------------------------------------
Non-Interested Directors:
Dr. Paul Hardin              Director   Since 1994 Professor of Law &          11      N/A
12083 Morehead                                     Chancellor Emeritus at
Chapel Hill, NC                                    the University of North
27514-8426                                         Carolina
Age 70

Roderick C. Rasmussen        Director   Since 1982 Investment Counselor         9      N/A
9 Cadence Court
Morristown, NJ 07960
Age 75

John P. Toolan               Director   Since 1992 Retired                     9       John
7202 Southeast Golf                                                                    Hancock
Ridge Way                                                                              Funds
Hobe Sound, FL 33455
Age 71

Interested Directors:

Heath B. McLendon            Director/  Since 1995 Managing Director of        74      SBFM, TIA,
Salomon Smith Barney Inc.    Chairman              Salomon Smith Barney                The
125 Broad Street, 9th Floor                        Inc. ("SSB"); President             Travelers
New York, NY 10004                                 and Director of Smith               Investment
Age 68                                             Barney Fund                         Management
                                                   Management LLC                      Company
                                                   ("SBFM") and Travelers              ("TIMCO"),
                                                   Investment Adviser,                 Trustee
                                                   Inc. (''TIA")                       Drew
                                                                                       University
                                                                                       Advisory
                                                                                       Director
                                                                                       M&T Bank

* Directors are elected until the Investment Company's next annual meeting and until their successors are elected and qualified.


    31 Smith Barney Money Funds, Inc. | 2001 Annual Report to Shareholders

                                                                           Number of
                                                                           Investment
                                                                           Companies
                                          Term                              In Fund
                                       of Office         Principal          Complex       Other
                           Position(s) and Length      Occupation(s)        Overseen  Directorships
      Name, Address         Held with   of Time           During               By        Held by
         and Age              Fund       Served       Past Five Years       Director    Director
---------------------------------------------------------------------------------------------------

Executive Officers:

Lewis E. Daidone           Senior      Since 1990 Managing Director of        N/A          N/A
Salomon Smith Barney Inc.  Vice                   SSB; Director and
125 Broad Street           President,             Senior Vice President of
11th Floor                 Treasurer              SBFM and TIA
New York, NY 10004
Age 44

Christina T. Sydor         Secretary   Since 1987 Managing Director of        N/A          N/A
Salomon Smith Barney Inc.                         SSB; General Counsel
300 First Stamford Place                          and Secretary of SBFM
4th Floor                                         and TIA
Stamford, CT 06902
Age 50

Martin R. Hanley           Vice        Since 1993 Portfolio Manager           N/A          N/A
Salomon Smith Barney Inc.  President
333 West 34th Street       Investment
New York, NY 10001         Officer
Age 35

Kevin Kennedy              Vice        Since 2001 Portfolio Manager           N/A          N/A
Citigroup Asset Management President
388 Greenwich Street       Investment
New York, NY 10013         Officer

Irving P. David            Controller  Since 1994 Director of SSB             N/A          N/A
Salomon Smith Barney Inc.
125 Broad Street
10th Floor
New York, NY 10004
Age 40



    32 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

 SMITH BARNEY
 MONEY FUNDS, INC.


DIRECTORS                  INVESTMENT MANAGER
Lee Abraham                Smith Barney Fund
Allan J. Bloostein          Management LLC
Jane F. Dasher
Donald R. Foley            DISTRIBUTORS
Richard E. Hanson, Jr.     Salomon Smith Barney, Inc.
Paul Hardin                PFS Distributors, Inc.
Heath B. McLendon
  Chairman                 CUSTODIAN
Roderick C. Rasmussen      State Street Bank
John P. Toolan              and Trust Company

Joseph H. Fleiss, Emeritus TRANSFER AGENT
                           Travelers Bank & Trust, fsb.
OFFICERS                   125 Broad Street, 11th Floor
Heath B. McLendon          New York, New York 10004
President and
Chief Executive Officer    SUB-TRANSFER AGENT
                           PFPC Global Fund Services
Lewis E. Daidone           P.O. Box 9699
Senior Vice President      Providence, Rhode Island
and Treasurer              02940-9699

Martin R. Hanley
Vice President

Kevin Kennedy
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

  Smith Barney Money Funds, Inc.




  This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus which gives details about changes, expenses, investment objectives and operating policies of the Portfolios. If used as sales material after March 31, 2002 , this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MONEY FUNDS, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds

[LOGO] SALOMON SMITH BARNEY
 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.
 FD0858 2/02